Loans Receivable, Net - Summary of Loans Receivable, Net (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	¥ 82,312,201	$ 11,823,407	¥ 67,196,568
Less: bad debt provision	(15,000,000)	(2,154,616)
Loans receivable, non-current portion	121,563,742	17,461,539	39,352,863
Franchisees
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	79,572,201	11,429,831	18,757,404
Loans receivable, non-current portion	113,963,742	16,369,867	39,352,863
Third Parties
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	17,740,000	2,548,192	48,439,164
Less: bad debt provision	(15,000,000)	(2,154,616)	¥ 0
Loans receivable, non-current portion	¥ 7,600,000	$ 1,091,672